Earnings (Loss) Per Share	12 Months Ended
Dec. 31, 2020
Earnings (Loss) Per Share
Earnings (Loss) Per Share

Note 22. Earnings (Loss) Per Share

Earnings (loss)  per share data for the years ended December 31, 2020, 2019 and 2018 are summarized as follows:

	2020	2019	2018
Basic income (loss) attributable to holders of common shares	$369	$(18,553)	$112,276
Effect of dilutive securities:	—	—	—
Diluted income (loss)	$369	$(18,553)	$112,276

	Number of Shares
	2020	2019	2018
Weighted average number of common shares outstanding - basic	12,554,801	12,543,271	12,534,801
Effect of dilutive securities:
Options	—	—	—
Weighted average number of common shares outstanding - diluted	12,554,801	12,543,271	12,534,801

	2020	2019	2018
Earnings (loss) per share — basic and diluted	$0.03	$(1.48)	$8.96

In 2020, 2019 and 2018, the Group's potential ordinary shares include stock options outstanding.

As at December 31, 2020, 2019  and 2018, there were 426,000,  426,000 and 450,000 stock options, respectively, outstanding that could potentially dilute basic earnings per share in the future, but were not included in the calculation of diluted earnings per share because they were antidilutive for the year ended December 31, 2020, 2019 and 2018.